Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Income and Expenses [Abstract]
Loss from conversion of 2017 Notes						¥ (18,375)
Loss from conversion of Onshore Convertible Loans						(8,548)
Loss from issuance of 2018 Notes						(5,081)
Loss on termination agreement with Everest				¥ (23,039)	$ (3,261)
Fair value change of short-term investments	¥ 415	$ 59		703	100
Income of incentive payment from depository bank (Note 7)	1,090	154
Income from other financial assets						13,622	¥ 5,572
Net foreign exchange gains (losses)	947	134	¥ 140	1,619	229	742	(3,873)
Subsidy income	10,408	1,473	100	568	80	750
Fair value change of other financial assets			(508)	42	6
Others	(36)	(5)	571	(98)	(14)	110	(172)
Other Income (Expenses), Net	¥ 12,824	$ 1,815	¥ 303	¥ (20,205)	$ (2,860)	¥ (16,780)	¥ 1,527